DECONSOLIDATION OF GOLAR PARTNERS (Tables)	12 Months Ended
Dec. 31, 2012
Deconsolidation [Abstract]
Components of gain on loss of control
In accordance with ASC 460, the guarantees issued by the Company in respect of Golar Partners and its subsidiaries were fair valued as of the deconsolidation date of December 13, 2012. The fair value of the guarantees amounted to a liability of $23.3 million which is recorded in "Other long-term liabilities" and comprised of the following items:

(in thousands of $)	As of December 13, 2012

Debt guarantees	4,548
Golar Grand Option	7,217
Methane Princess tax lease indemnity	11,500
23,265

Components of ownership interest
The fair value of the Company's residual interest in Golar Partners comprised of the following:

(in thousands of $)	As of December 13, 2012
Common units (i) (see note 21)	346,950
General Partner units and Incentive Distribution Rights ("IDRs") (ii) (see note 22)	191,177
Subordinated units (iii) (see note 13)	362,799
900,926

Components of gain on loss of control related to remeasurment
In addition, the table below shows the portion of the gain on loss of control related to the remeasurement of the Company's retained investment (our ownership interest of 54.1%) in Golar Partners.

(in thousands of $)	As of December 13, 2012
Fair value of investment in Golar Partners	900,926
Less: Percentage retained of carrying value of net assets in Golar Partners	(129,077)
Gain on retained investment in Golar Partners	771,849

Accounting for basis difference in fair value and book value

(in thousands of $)	Book value	Fair value	Basis difference	Golar's share of the basis difference
	100%	100%	100%	24.8%*

Vessels and equipment and vessels under capital leases (i)	1,192,779	1,924,027	731,248	181,326
Charter agreements (ii)	—	259,178	259,178	64,268
Goodwill (iii)	—	457,688	457,688	113,492
	1,192,779	2,640,893	1,448,114	359,086
*The Company's share of the basis difference is with reference to its holding in the subordinated units only.
The basis difference has been accounted for as follows:
(i) The basis difference assigned to vessels and equipment is being depreciated over the remaining estimated useful lives of the vessels and is recorded as a component of "Equity in net earnings(losses) of affiliates".
(ii) The basis difference relating to the charter agreements is being amortized over the remaining term of the charters and is recorded as a component of "Equity in net earnings (losses) of affiliates".
(iii) For the assigned goodwill, the Company will recognize its share of any impairment charge recorded by Golar Partners and consider the effect, if any, of the impairment on the assigned goodwill.

Components of fair value of guarantees
The fair value of the guarantees amounted to a liability of $23.3 million which is recorded in "Other long-term liabilities" and comprised of the following items:

(in thousands of $)	As of December 13, 2012

Debt guarantees	4,548
Golar Grand Option	7,217
Methane Princess tax lease indemnity	11,500
23,265